FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale	$ 906	$ 878
Transfers into level 3	$ 1
Percentage of AFS fixed maturities transferred into Level 3 to total equity	0.20%
Level 1
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale	$ 9	$ 10
Percentage of assets measured at fair value on recurring basis	66.60%	67.00%
Level 2
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale	$ 858	$ 834
Percentage of assets measured at fair value on recurring basis	32.00%	31.70%
Level 3
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale	$ 39	$ 34
Percentage of assets measured at fair value on recurring basis	1.40%	1.20%
Mortgage, asset-backed securities and CBMS measured at fair value	$ 31	$ 26
Public Fixed Maturities
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale	$ 701	$ 661
Percentage of available-for-sale, fixed maturity measured at fair value	25.00%	24.00%
Private Fixed Maturities
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale	$ 205	$ 217
Percentage of available-for-sale, fixed maturity measured at fair value	7.30%	7.90%